Appendix 1 Details of Assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 1,506,993	$ 1,938,997
Other current financial assets	230,279	120,383
Other current non-financial assets	560,786	486,162
Trade and other current receivables	3,234,935	3,504,457
Current accounts receivable from related parties	46,950	16,369
Inventories	471,433	396,239
Current tax assets	127,880	107,321
Non-current assets or disposal groups held for sale or for distribution to owners		11,326
TOTAL CURRENT ASSETS	6,179,256	6,581,254
Other non-current financial assets	2,790,863	3,049,811
Other non-current non-financial assets	2,332,856	2,735,890
Trade and other non-current receivables	578,524	587,957
Non-current accounts receivable from related parties	32	847
Investments accounted for using the equity method	2,273	1,978	$ 2,596
Intangible assets other than goodwill	4,524,826	5,527,879
Goodwill	945,512	1,173,043
Property, plant and equipment	8,354,672	8,763,438
Investment property	7,942	10,254
Right-of-use assets	222,420	255,799
Deferred tax assets	994,382	1,088,234
TOTAL NON-CURRENT ASSETS	20,754,302	23,195,130
TOTAL ASSETS	26,933,558	29,776,384
Other current financial liabilities	1,825,130	1,408,407
Current lease liabilities	51,495	81,644
Trade and other current payables	4,093,576	3,920,045
Other current provisions	220,425	286,052
Current tax liabilities	222,870	220,727
Other current non-financial liabilities	266,604	320,755
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners		3,791
TOTAL CURRENT LIABILITIES	7,277,222	6,735,932
Other non-current financial liabilities	3,837,706	4,781,833
Non-current lease liability	91,070	108,625
Trade and other non-current payables	2,061,475	2,335,997
Non-current accounts payable to related companies	144,391
Other long-term provisions	833,900	976,327
Deferred tax liabilities	612,953	643,854
Non-current provisions for employee benefits	1,624,217	1,836,362
Other non-current non-financial liabilities	116,961	111,268
TOTAL NON-CURRENT LIABILITIES	9,322,673	10,794,266
TOTAL LIABILITIES	16,599,895	17,530,198
Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current lease liabilities	17,959	18,896
Unidad de Fomento (funds code)
Disclosure Of Assets And Liabilities By Currency [Line Items]
Right-of-use assets	24
TOTAL NON-CURRENT ASSETS	24
TOTAL ASSETS	24
Other current financial liabilities	7,103	6,227
Current lease liabilities	19	11
TOTAL CURRENT LIABILITIES	7,122	6,238
Other non-current financial liabilities	3,611	9,766
Non-current lease liability		8
TOTAL NON-CURRENT LIABILITIES	3,611	9,774
TOTAL LIABILITIES	10,733	16,012
Chilean Peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	637	142,875
Other current financial assets	116	114
Other current non-financial assets	16,730	3,811
Trade and other current receivables	1,587	839
Current accounts receivable from related parties	3,271	2,552
Current tax assets	9,546	9,146
TOTAL CURRENT ASSETS	31,887	159,337
Other non-current non-financial assets	2,980	3,125
Trade and other non-current receivables	77	126
Property, plant and equipment		19
Deferred tax assets		1,469
TOTAL NON-CURRENT ASSETS	3,057	4,739
TOTAL ASSETS	34,944	164,076
Other current financial liabilities		1
Trade and other current payables	46,970	62,073
Other current provisions		561
Other current non-financial liabilities	369	189
TOTAL CURRENT LIABILITIES	214,342	69,097
Deferred tax liabilities	2,521
Non-current provisions for employee benefits	2,960	2,979
TOTAL NON-CURRENT LIABILITIES	5,481	2,979
TOTAL LIABILITIES	219,823	72,076
U.S. Dollar [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	170,335	672,694
Other current financial assets	95	1,522
Other current non-financial assets	2,177	14,021
Trade and other current receivables	22,201	20,699
Current accounts receivable from related parties	547	1,209
Inventories	1,035	3,095
Current tax assets	11,457
TOTAL CURRENT ASSETS	207,847	713,240
Other non-current financial assets		3,139
Trade and other non-current receivables	244,126	79,475
Goodwill		524,511
Property, plant and equipment	176	222
Right-of-use assets		19
Deferred tax assets	192,057
TOTAL NON-CURRENT ASSETS	436,359	607,366
TOTAL ASSETS	644,206	1,320,606
Other current financial liabilities	789,559	594,317
Current lease liabilities	20,470	33,751
Trade and other current payables	206,653	205,848
Other current provisions	44,308	45,458
Other current non-financial liabilities	11,908	4,445
TOTAL CURRENT LIABILITIES	1,225,854	1,095,691
Other non-current financial liabilities	806,446	1,106,962
Non-current lease liability	25,668	18,317
Trade and other non-current payables	10,990	7
Non-current provisions for employee benefits	1,906
Other non-current non-financial liabilities	31,600	3,563
TOTAL NON-CURRENT LIABILITIES	876,610	1,128,849
TOTAL LIABILITIES	2,102,464	2,224,540
Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	47	83
Other current non-financial assets	36
Trade and other current receivables	81
Current accounts receivable from related parties	3,566	3,418
Inventories	987	515
TOTAL CURRENT ASSETS	4,717	4,016
TOTAL ASSETS	4,717	4,016
Current lease liabilities	17	5
Trade and other current payables	12,519	13,770
TOTAL CURRENT LIABILITIES	249,082	271,251
Non-current lease liability	386
Non-current accounts payable to related companies	144,391
TOTAL NON-CURRENT LIABILITIES	144,777
TOTAL LIABILITIES	393,859	271,251
Colombian peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	381,754	185,424
Other current financial assets	4,047	3,512
Other current non-financial assets	27,088	12,941
Trade and other current receivables	330,871	260,132
Current accounts receivable from related parties	716	678
Inventories	102,781	83,152
Current tax assets	31	120
Non-current assets or disposal groups held for sale or for distribution to owners		11,326
TOTAL CURRENT ASSETS	847,288	557,285
Other non-current financial assets	153	171
Other non-current non-financial assets	33,029	21,844
Trade and other non-current receivables	33,565	42,546
Intangible assets other than goodwill	135,881	125,795
Goodwill	18,264	5,835
Property, plant and equipment	4,158,620	4,162,275
Right-of-use assets	19,639	11,988
Deferred tax assets	11,277
TOTAL NON-CURRENT ASSETS	4,410,428	4,370,454
TOTAL ASSETS	5,257,716	4,927,739
Other current financial liabilities	453,666	169,525
Current lease liabilities	4,792	6,004
Trade and other current payables	471,331	433,753
Other current provisions	40,176	38,297
Current tax liabilities	110,724	108,167
Other current non-financial liabilities	31,914	27,521
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners		3,791
TOTAL CURRENT LIABILITIES	1,115,255	788,890
Other non-current financial liabilities	1,251,190	1,404,407
Non-current lease liability	15,639	6,190
Trade and other non-current payables	1,136	997
Other long-term provisions	78,504	49,659
Deferred tax liabilities	208,618	51,332
Non-current provisions for employee benefits	124,248	129,507
Other non-current non-financial liabilities	19,707	6,318
TOTAL NON-CURRENT LIABILITIES	1,699,042	1,648,410
TOTAL LIABILITIES	2,814,297	2,437,300
Peruvian sol [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	147,458	188,655
Other current financial assets		232
Other current non-financial assets	62,864	44,845
Trade and other current receivables	165,342	145,388
Current accounts receivable from related parties	2,480	3,883
Inventories	53,015	45,527
Current tax assets	10,069	4,752
TOTAL CURRENT ASSETS	441,228	433,282
Other non-current financial assets	55
Other non-current non-financial assets	23,092	16,760
Intangible assets other than goodwill	70,955	65,292
Goodwill	184,037
Property, plant and equipment	2,128,830	2,311,459
Right-of-use assets	159,534	168,355
Deferred tax assets	253	3
TOTAL NON-CURRENT ASSETS	2,566,756	2,561,869
TOTAL ASSETS	3,007,984	2,995,151
Other current financial liabilities	201,641	45,579
Current lease liabilities	10,434	15,455
Trade and other current payables	194,903	217,115
Other current provisions	12,931	11,934
Current tax liabilities	33,777	13,739
Other current non-financial liabilities	28,193	24,218
TOTAL CURRENT LIABILITIES	483,522	330,007
Other non-current financial liabilities	404,359	400,395
Non-current lease liability	13,816	25,300
Trade and other non-current payables	729	10,868
Other long-term provisions	20,879	54,775
Deferred tax liabilities	74,847	254,591
Non-current provisions for employee benefits	4,299	6,245
Other non-current non-financial liabilities	5,132	24,676
TOTAL NON-CURRENT LIABILITIES	524,061	776,850
TOTAL LIABILITIES	1,007,583	1,106,857
Argentine peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	65,480	49,848
Other current financial assets	65,287
Other current non-financial assets	40,572	33,746
Trade and other current receivables	306,606	385,814
Current accounts receivable from related parties	29	237
Inventories	40,892	27,480
Current tax assets	2,628	18,115
TOTAL CURRENT ASSETS	521,494	515,240
Other non-current financial assets	25,461	70
Other non-current non-financial assets	898	3,354
Trade and other non-current receivables	24,410	229,256
Non-current accounts receivable from related parties	32	68
Investments accounted for using the equity method	2,273	1,978
Intangible assets other than goodwill	61,160	30,519
Goodwill	24,603	4,665
Property, plant and equipment	1,762,799	1,888,301
Right-of-use assets	124	18
Deferred tax assets	28,746	25,890
TOTAL NON-CURRENT ASSETS	1,930,506	2,184,119
TOTAL ASSETS	2,452,000	2,699,359
Other current financial liabilities	36	84
Current lease liabilities	78	7
Trade and other current payables	517,715	418,518
Other current provisions	45,167	44,825
Current tax liabilities	44,383	92,080
Other current non-financial liabilities	21,876	40,633
TOTAL CURRENT LIABILITIES	629,432	596,394
Non-current lease liability	45	7
Trade and other non-current payables	86,559	152,240
Other long-term provisions	19,760	23,710
Deferred tax liabilities	286,936	311,503
Non-current provisions for employee benefits	13,920	14,178
Other non-current non-financial liabilities	30,294	54,162
TOTAL NON-CURRENT LIABILITIES	437,514	555,800
TOTAL LIABILITIES	1,066,946	1,152,194
Brazilian Reals [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	741,282	699,418
Other current financial assets	160,734	115,003
Other current non-financial assets	411,220	376,798
Trade and other current receivables	2,408,247	2,691,585
Current accounts receivable from related parties	36,341	4,392
Inventories	272,723	236,470
Current tax assets	94,149	75,188
TOTAL CURRENT ASSETS	4,124,696	4,198,854
Other non-current financial assets	2,765,194	3,046,431
Other non-current non-financial assets	2,272,857	2,690,807
Trade and other non-current receivables	276,346	236,554
Non-current accounts receivable from related parties		779
Intangible assets other than goodwill	4,256,830	5,306,273
Goodwill	718,608	638,032
Property, plant and equipment	304,247	401,162
Investment property	7,942	10,254
Right-of-use assets	43,099	75,419
Deferred tax assets	762,049	1,060,872
TOTAL NON-CURRENT ASSETS	11,407,172	13,466,583
TOTAL ASSETS	15,531,868	17,665,437
Other current financial liabilities	373,125	592,674
Current lease liabilities	15,685	26,411
Trade and other current payables	2,643,452	2,568,851
Other current provisions	77,843	144,973
Current tax liabilities	33,986	6,741
Other current non-financial liabilities	172,249	223,731
TOTAL CURRENT LIABILITIES	3,352,485	3,578,225
Other non-current financial liabilities	1,372,100	1,860,303
Non-current lease liability	35,516	58,803
Trade and other non-current payables	1,962,061	2,171,885
Other long-term provisions	714,757	848,183
Deferred tax liabilities	40,031	26,428
Non-current provisions for employee benefits	1,476,884	1,683,453
Other non-current non-financial liabilities	30,228	22,549
TOTAL NON-CURRENT LIABILITIES	5,631,577	6,671,604
TOTAL LIABILITIES	8,984,062	10,249,829
Other Currency [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current non-financial assets	99
TOTAL CURRENT ASSETS	99
TOTAL ASSETS	99
Trade and other current payables	33	117
Other current provisions		4
Other current non-financial liabilities	95	18
TOTAL CURRENT LIABILITIES	128	139
TOTAL LIABILITIES	$ 128	$ 139